Stockholders' Equity	12 Months Ended
Dec. 31, 2019
Stockholders Equity Note [Abstract]
Stockholders' Equity
(11)	Stockholders’ Equity

Preferred Stock Issuances

Series E and Series E-1 Preferred Stock

On July 11, 2019, the Company entered into a securities purchase agreement with certain accredited investors pursuant to which Delcath sold to investors an aggregate of 20,000 shares of our Series E convertible preferred stock, par value $0.01 per share, or the Series E Preferred Stock, at a price of $1,000 per share and a warrant, or a 2019 E Warrant, to purchase a number of shares of common stock equal to the number of shares of common stock issuable upon conversion of the Series E Preferred Stock purchased by the investor, or the July 2019 Private Placement. In connection with the July 2019 Private Placement, the Company exchanged $11.8 million of debt, interest and Series D Warrants for 11,500 shares of Series E Preferred Stock and related 2019 Warrants, $0.1 million in accounts payables for 149 shares of Series E Preferred Stock and related 2019 Warrants and issued 923 shares of Series E Preferred Stock and related 2019 Warrants to certain investors in exchange for a waiver of rights under exchange agreements signed in December 2018 and March 2019, or the Debt Exchange.

On August 19, 2019, the Company entered into a securities purchase agreement with certain accredited investors pursuant to which Delcath sold to investors an aggregate of 9,510 shares of Series E-1 convertible preferred stock, par value $0.01 per share, or the Series E-1 Preferred Stock, at a price of $1,000 per share and a warrant, or a 2019 E-1 Warrant, and together with the 2019 E Warrant, the 2019 Warrants, to purchase a number of shares of common stock of the Company equal to the number of shares of common stock issuable upon conversion of the Series E-1 Preferred Stock purchased by the investor, or the August 2019 Private Placement, and, collectively with the July 2019 Private Placement, the Private Placements.

Each share of Series E Preferred Stock and Series E-1 Preferred Stock, or, collectively, the Preferred Stock, was originally convertible at any time at the option of the holder into the number of shares of common stock determined by dividing the stated value by the conversion price of $42.00, subject to certain limitations and adjustments, or the Conversion Price. Except for certain adjustments, the holders of the Preferred Stock are entitled to receive dividends on shares of Preferred Stock equal (on an “as converted” basis) to and in the same form as dividends paid on shares of the common stock. Any such dividends that are not paid to the holders of the Preferred Stock will increase the stated value. No other dividends will be paid on shares of Preferred Stock. Each 2019 Warrant had an original exercise price equal to $42.00, subject to adjustment in accordance with the terms of the 2019 Warrants, or the Exercise Price, and became exercisable at any time upon the consummation of the Reverse Split and will be exercisable until 5:00 p.m. (NYC time) on the date that is five years following the date of the Reverse Split.

Pursuant to the terms of the Preferred Stock and the 2019 Warrants, the Conversion Price of the Preferred Stock and the Exercise Price of the 2019 Warrants were initially subject to adjustment in each of the following circumstances: (i) on the third trading day following the date that the Company effects a reverse stock split, or the Reverse Split Reset Date, (ii) the date that the initial registration statement covering the shares of common stock issuable upon the conversion of the Preferred Stock and the exercise of the 2019 Warrants is declared effective by the SEC, or the Registration Reset Date, and (iii) in the event that all of the shares of common stock which we were required to register with the SEC were not then registered on an effective registration statement, the date that all of the shares underlying the respective Preferred Stock and 2019 Warrants may be sold pursuant to Rule 144, or the Rule 144 Reset Date, each of such reset dates, a Reset Date and, collectively, the Reset Dates. On each Reset Date, the Conversion Price and the Exercise Price were to be reduced, and only reduced, to equal the lesser of (x) the then effective Conversion Price or Exercise Price, as applicable, and (y) 90% of the average of the five daily volume weighted average prices of the common stock immediately prior to each Reset Date, or the Reset Formula. In the event of a reduction in the Exercise Price, the aggregate number of Warrant Shares issuable upon the exercise of the 2019 Warrants were to be increased such that the aggregate Exercise Price of the Warrants on the day immediately following such Reset Date equaled the aggregate Exercise Price immediately prior to such adjustment. In addition, from the date of issuance of the Preferred Stock and Warrants until such time that the Company’s common stock is listed or quoted on a national exchange, the Conversion Price and the Exercise Price are subject to price-based anti-dilution protections.

The Registration Reset Date occurred on November 7, 2019. However, pursuant to the Reset Formula, no reduction in the Conversion Price or the Exercise Price occurred on the Registration Reset Date. The Reverse Split Reset Date occurred on December 30, 2019. Pursuant to the Reset Formula, the Conversion Price and the Exercise Price were reduced to $23.04 per share as of the Reverse Split Reset Date. The Rule 144 Reset Date with respect to the Series E Preferred Stock and the Series E Warrants occurred on January 15, 2020, but no reset in the Conversion Price or the Exercise Price of the Series E Preferred Stock or the Series E Warrants occurred as of such date because all of the shares of common stock issuable in respect of such securities had been registered for resale. The Rule 144 Reset Date with respect to the Series E-1 Preferred Stock and the Series E-1 Warrants occurred on February 19, 2020, but no reset in the Conversion Price or the Exercise Price of the Series E-1 Preferred Stock or the Series E-1 Warrants occurred as of such date because all of the shares of common stock issuable in respect of such securities had been registered for resale.

As a consequence of the reduction of the Conversion Price on the Reverse Split Reset Date, an additional 813,473 shares of common stock became issuable upon the conversion of the Preferred Stock and, as a consequence of the reduction of the Exercise Price on the Reverse Split Reset Date, an additional 824,587 shares of common stock became issuable upon the exercise of the 2019 Warrants, or collectively the Reset Shares. Pursuant to the terms of the registration rights agreements entered into in connection with the Private Placements and the Debt Exchange we were required to register a number of shares of our common stock that would be issuable assuming that the Conversion Price and the Exercise Price were $16.10 per share, regardless of the actual Conversion Price or the Exercise Price. Pursuant to that requirement, we registered a total of 3,429,680 shares of common stock for sale or other disposition by the Selling Stockholders on our registration statement on Form S-1 (File No. 333-235751), or the Second Registration Statement, which included the Rosalind Shares, the Reset Shares and an additional 1,564,085 shares of our common stock, or the Registrable Shares, even though we were obligated to issue only the Reset Shares as a result of the Reverse Split. However, because the Second Registration Statement was not declared effective until January 7, 2020, the Company is liable to Rosalind for liquidated damages under the terms of the registration rights agreements relating to the Private Placements and the Debt Exchange for the period from December 28, 2019 and January 7, 2020.

The Company received net proceeds after expenses of $26.6 million. As discussed above, the Company exchanged $11.8 million of debt, interest and Series D Warrants for 11,500 shares of Series E Preferred Stock and related warrants. The Company also exchanged $0.1 million in accounts payables for 149 shares of Series E Preferred Stock and related warrants and issued 923 shares of Series E Preferred Stock and related Warrants to certain investors in exchange for a waiver of rights under exchange agreements signed in December 2018 and March 2019. Of the net proceeds and equitized value received, the Company allocated an estimated fair value of $20.8 million to the 2019 Warrants. As a result of the Series E Preferred Stock and Series E-1 Preferred Stock having an effective conversion price that was lower than the market price on the date of issuance, the Company has recognized a beneficial conversion feature of $18.3 million. Due to the Series E Preferred Stock and Series E-1 Preferred Stock being immediately convertible, the beneficial conversion feature was recognized in full as a deemed dividend.

Series D Preferred Stock

On November 5, 2018, the Company’s Board authorized the establishment of a new series of preferred stock designated as Series D Preferred Stock, $0.01 par value, the terms of which are set forth in the certificate of designations for such series of Preferred Stock. On March 29, 2019, the Company exchanged all issued and outstanding shares of its Series D Preferred Stock (having an aggregate stated value of $1,160,000) and received $400,000 in cash proceeds in exchange for the issuance of the March 2019 Notes. Please see the discussion under Notes 10 and 11 above.

Common Stock Issuances

Series E and Series E-1 Convertible Preferred Stock Conversions

565 shares of Series E and Series E-1 Convertible Preferred Stock were converted into 13,455 shares of common stock, $0.01 par value per share, during 2019.

Pre-Funded Series D Warrant Exercises

5,379 Pre-Funded Series D Warrants were exercised during 2018.

December 2018 Warrant Exchange

In December 2018, the Company entered into exchange agreements with several institutional investors with respect to their November 2017 Warrants and February 2018 Warrants. The Company issued to the investors 1,179 shares of Common Stock (the “Exchange Shares”) in exchange for the Existing Warrants (the “Exchange”). The Exchange was made in reliance upon the exemption from registration provided by Section 3(a)(9) of the Securities Act of 1933, as amended.

September 2018 Rights Offering

In September 2018, the Company completed the sale of 6,669 shares of its common stock, with net proceeds after expenses of approximately $7.0 million.  The rights offering was made pursuant to a Registration Statement on Form S-1 that was made effective on August 3, 2018.

February 2018 Financing

In February 2018, the Company completed the sale of 606 shares of its Common Stock, 109 pre-funded warrants and the issuance of warrants to purchase 1,429 common shares (the “February 2018 Warrants”) pursuant to a placement agent agreement, with net proceeds after expenses of $4.3 million. The February 2018 Warrants are exercisable one year after the anniversary date of their issuance. At December 31, 2018, the February 2018 Warrants were exercisable at $7,000 per share with 273 warrants outstanding. The Company allocated an estimated fair value of $18.3 million to the February 2018 Warrants. The Company valued the February 2018 Warrants using the following inputs: exercise price of $7,000; contractual term of six years; volatility of 122.68% and risk-free rate of approximately one percent. Due to certain price protection features in the agreement, the February 2018 Warrants were accounted for as a derivative liability at issuance and will be subsequently marked to market through the statement of operations.

In October 2018, the Company filed a registration statement on Form S-3 with the SEC, which was declared effective on December 21, 2018 and allows the Company to offer and sell, from time to time in one or more offerings, up to $100.0 million of common stock, preferred stock, warrants, debt securities and stock purchase contracts as it deems prudent or necessary to raise capital at a later date. The Company has lost its Form S-3 eligibility due to the late filing of its Form 10-K for the year ended December 31, 2018. Absent prior relief from the SEC, we expect to regain S-3 eligibility on June 1, 2020.

Stock Incentive Plans

The Company’s 2019 Equity Incentive Plan (the “Plan”) allows for grants in the form of incentive stock options, nonqualified stock options, stock units, stock awards, stock appreciation rights, and other stock-based awards.  All of the Company’s officers, directors, employees, consultants and advisors are eligible to receive grants under the Plan.  The maximum number of shares reserved for issuance under the Plan is 2,142.  Options to purchase shares of common stock are granted at exercise prices not less than 100% of fair value on the dates of grant. As of December 31, 2019, the Plan had approximately 502 shares available for grant.

The following is a summary of stock option activity under the Plan for the year ended December 31, 2019:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2019	—
Granted	1,782	$196.70
Exercised	—
Cancelled/Forfeited	(142)	$196.70
Outstanding at December 31, 2019	1,640	$196.70	9.1	$—
Exercisable at December 31, 2019	1,502	$196.70	9.1	$—

At December 31, 2019, there was approximately $25,000 of total unrecognized compensation expense related to non-vested share-based compensation awards under the plans for employee and board stock option grants. The cost is expected to be recognized over a weighted average period of 0.1 year. For the years ended December 31, 2019 and 2018, the Company recognized compensation expense $0.3 million and compensation income of $0.04 million, respectively, related to stock options granted to employees and board members.

For the year ended December 31, 2019 the Company did not recognize any restricted stock compensation expense. For the year ended December 31, 2018, the Company recognized compensation expense of approximately $0.1 million related to restricted stock granted to employees and consultants.

(in thousands)	Twelve months ended December 31, 2019	Twelve months ended December 31, 2018
Selling, general and administrative	$213,807	$120,850
Research and development	59,391	(61,867)
Total	$273,198	$58,983

Warrants

The following is a summary of warrant activity for the years ended December 31, 2019 and 2018:

	Warrants	Exercise Price per Share	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at January 1, 2018	20	$857,500 - $13,798,400,000	$4,868,205,366	4.88
Warrants issued	100,352		222
Warrants exercised	(6,536)		1,252
Warrants expired	(1)		13,798,400,000
Outstanding at December 31, 2018	93,835	$7 - $7,000	$151	5.75
Warrants issued	1,826,579		42
Warrants exercised	(11,285)		7
Warrants exchanged	(82,521)		170
Outstanding at December 31, 2019	1,826,608	$7 - $23	$23	4.99